Current Liabilities - Provisions - Summary of Current Provisions (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Current Provisions [Abstract]
Annual leave	$ 289,043	$ 277,469
Long service leave	202,959	163,296
Total current provisions	$ 492,002	$ 440,765	$ 378,168